Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (3,463)
Income statement	(114)	$ (396)
Business acquisitions	26	(2)
Other comprehensive income	(172)	(90)
Deficit	(20)	13
Discontinued operations	30	(4)
Other	9	60
Deferred tax liability (asset)	(3,704)	(3,463)
Increase (decrease) through other, deferred tax liability (asset)	(9)	(60)
Increase (decrease) through business combinations, deferred tax liability (asset)	(26)	2
NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	31
Income statement	13	(105)
Business acquisitions	25	5
Other	0	2
Deferred tax liability (asset)	69	31
Increase (decrease) through other, deferred tax liability (asset)	0	(2)
Increase (decrease) through business combinations, deferred tax liability (asset)	(25)	(5)
POST- EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	364
Income statement	5	3
Other comprehensive income	(184)	(54)
Deferred tax liability (asset)	185	364
INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,763)
Income statement	46	0
Deferred tax liability (asset)	(1,717)	(1,763)
PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,779)
Income statement	(426)	(173)
Business acquisitions	0	(6)
Discontinued operations	30	(4)
Other	0	46
Deferred tax liability (asset)	(2,175)	(1,779)
Increase (decrease) through other, deferred tax liability (asset)	0	(46)
Increase (decrease) through business combinations, deferred tax liability (asset)	0	6
CRTC TANGIBLE BENEFITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	7
Income statement	(7)	(9)
Business acquisitions		0
Deferred tax liability (asset)	0	7
Increase (decrease) through business combinations, deferred tax liability (asset)		0
OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(323)
Income statement	255	(112)
Business acquisitions	1	(1)
Other comprehensive income	12	(36)
Deficit	(20)	13
Other	9	12
Deferred tax liability (asset)	(66)	(323)
Increase (decrease) through other, deferred tax liability (asset)	(9)	(12)
Increase (decrease) through business combinations, deferred tax liability (asset)	$ (1)	$ 1